EPIPHANY FFV FUND:
Class A shares EPVNX
Class C Shares EPVCX

EPIPHANY FFV STRATEGIC INCOME FUND:
Class A Shares EPIAX
Class C Shares EPICX

EPIPHANY FFV LATIN AMERICA FUND:
Class A Shares ELAAX

each a series of

Epiphany Funds

106 Decker Court, Suite 225

Irving, Texas 75062

Supplement dated November 1, 2015 to the Epiphany Funds Prospectus and Statement of Additional Information, both dated June 1, 2015.

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The Board of Trustees of Epiphany Funds has elected Robert Anastasi as Treasurer of Epiphany Funds effective November 1, 2015.  All references to Nancy Benson serving as Treasurer in the prospectus and statement of additional information are hereby deleted.

Also effective November 1, 2015, Nancy Benson has resigned as a portfolio manager of Epiphany FFV Fund and Epiphany FFV Latin American Fund.  All references to Ms. Benson serving as a portfolio manager in the prospectus and statement of additional information are hereby deleted.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated June 1, 2015, which provide information that you should know about the Funds before investing and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and are available upon request and without charge by calling the Fund toll-free at 1‐800‐320‐2185.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE